BUYTX.396O
                        FRANKLIN TEMPLETON GROUP OF FUNDS
                              PROSPECTUS SUPPLEMENT
                               DATED MARCH 1, 1996

The section titled "How to Buy Shares of the Fund" or "How Do I Buy Shares?" is modified in the following respects:

         I. Effective March 1, 1996, the assets requirement for certain retirement plans to purchase Class I shares at net asset value (and for payments by Distributors/FTD or one of its affiliates to securities dealers who initiate and are responsible for such purchases) will be lowered from $10 million in collective assets to $1 million in collective assets.

         II. IF YOU QUALIFY TO BUY SHARES AT NET ASSET VALUE, PLEASE SPECIFY IN WRITING THE PRIVILEGE THAT APPLIES TO YOUR PURCHASE AND INCLUDE THAT WRITTEN STATEMENT WITH YOUR PURCHASE ORDER. WE WILL NOT BE RESPONSIBLE FOR PURCHASES THAT ARE NOT MADE AT NET ASSET VALUE IF THIS WRITTEN STATEMENT IS NOT INCLUDED WITH YOUR ORDER.

         III. The following is added under "Other Payments to Securities
               Dealers":

         Payments by Distributors/FTD or one of its affiliates to securities dealers of up to 1% of the purchase price of Class I shares (purchased at net asset value), may not be made to the extent such persons are compensated by Distributors/FTD or one of its affiliates for administration or recordkeeping costs for retirement plans.

FRANKLIN GROUP OF FUNDS(R)

FRANKLIN'S AGE HIGH INCOME FUND, INC.
Dated October 1, 1995, as supplemented December 13, 1995 FRANKLIN MICROCAP VALUE FUND
Dated December 12, 1995
FRANKLIN CUSTODIAN FUNDS, INC.
(Growth, Utilities, DynaTech, Income and U.S. Government Securities Series) Dated February 1, 1996
FRANKLIN'S INCOME SERIES
Dated February 1, 1996
FRANKLIN'S U.S. GOVERNMENT SECURITIES SERIES
Dated February 1, 1996
FRANKLIN EQUITY FUND
Dated November 1, 1995, as amended February 2, 1996
FRANKLIN GOLD FUND
Dated December 1, 1995
FRANKLIN RISING DIVIDENDS FUND
Dated February 1, 1996
FRANKLIN INVESTMENT GRADE INCOME FUND
Dated February 1, 1996
FRANKLIN PREMIER RETURN FUND
Dated May 1, 1995, as supplemented October 31, 1995 and December 13, 1995


FRANKLIN REAL ESTATE SECURITIES FUND
Dated September 1, 1995, as supplemented October 1, 1995 and December 13, 1995 FRANKLIN CALIFORNIA GROWTH FUND
Dated  September 1, 1995, as amended January 3, 1996
FRANKLIN  STRATEGIC  INCOME FUND
Dated  September  1, 1995,  as amended  December 19, 1995
FRANKLIN  GLOBAL UTILITIES  FUND
Dated  September 1, 1995,  as amended  January 10, 1996
FRANKLIN SMALL CAP GROWTH FUND
Dated September 1, 1995, as amended December 7, 1995, as supplemented December 13, 1995
FRANKLIN  GLOBAL  HEALTH  CARE  FUND
Dated September 1, 1995, as supplemented October 1, 1995 and December 13, 1995 FRANKLIN NATURAL RESOURCES FUND
Dated June 5, 1995, as supplemented July 26, 1995, October 1, 1995 and December 13, 1995

TEMPLETON GROUP OF FUNDS

TEMPLETON GROWTH FUND, INC.
TEMPLETON WORLD FUND
TEMPLETON FOREIGN FUND
TEMPLETON SMALLER COMPANIES GROWTH FUND, INC.
TEMPLETON REAL ESTATE SECURITIES FUND
TEMPLETON INCOME FUND
Dated January 1, 1996
TEMPLETON DEVELOPING MARKETS TRUST
dated May 1, 1995
(as previously amended January  10, 1996)
TEMPLETON GLOBAL INFRASTRUCTURE FUND
Dated July 10, 1995
(as previously amended February 6, 1996)
TEMPLETON AMERICAN TRUST, INC.
dated May 1, 1995
(as previously amended December 20, 1995)
TEMPLETON REGION FUNDS
Dated May 8, 1995
(as previously amended August 31, 1995 and supplemented October 2, 1995, November 8, 1995 and December 5, 1995)
TEMPLETON AMERICAS GOVERNMENT  SECURITIES FUND
Dated July 10, 1995
(as previously supplemented on July 26, 1995, August 8, 1995, October 2, 1995 and December 5, 1995)
TEMPLETON  GROWTH AND INCOME  FUND
Dated July 10,  1995 (as  previously  amended December 6, 1995)

(each as may be further amended and supplemented from time to time)